Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense From Continuing Operations	The net income (loss) for the three months and six months ended June 30, 2021 and 2020 consisted of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Jurisdictional earnings:
U.S . income (losses)	$6,255	$(10,959)	$(4,851)	$(13,128)
Foreign losses	(3,331)	(46)	(1,981)	(76)

Total income (losses)	2,924	(11,005)	(6,832)	(13,204)

Current:
U.S . Federal	—	—	—	—
U.S. State and local	48	2	—	3
Foreign	591	17	—	29

Total current tax benefit	639	19	—	32
Deferred:
U.S . Federal	—	—	—	—
U.S. State and local	502	—	502	—
Foreign	882	—	807	—

Total deferred tax benefit	1,384	—	1,309	—

Total tax benefit	$2,023	$19	$1,309	$32